Victory Nasdaq-100 Index Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		14.53%		13.10%
Nasdaq-100 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.88%		20.18%		18.53%
Russell 1000® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%		18.96%		16.78%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.42%		19.67%		17.98%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.75%		18.80%		17.36%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.47%		15.84%		15.23%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.41%	18.45%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	22.23%	17.54%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	23.14%	17.26%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	25.61%		19.83%	19.66%

[1]	Inception date of Institutional Shares, Class A, and Class C is June 29, 2020.
[2]	Inception date of Class R6 is March 1, 2017.